UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10391

 NAME OF REGISTRANT:                     Boston Income Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


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

Boston Income Portfolio
--------------------------------------------------------------------------------------------------------------------------
 GNC HOLDINGS INC.                                                                           Agenda Number:  933781898
--------------------------------------------------------------------------------------------------------------------------
        Security:  36191G107
    Meeting Type:  Annual
    Meeting Date:  23-May-2013
          Ticker:  GNC
            ISIN:  US36191G1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       PHILIP E. MALLOTT                                         Mgmt          For                            For
       C. SCOTT O'HARA                                           Mgmt          For                            For
       RICHARD J. WALLACE                                        Mgmt          For                            For

2      AMENDMENT TO THE COMPANY'S AMENDED AND                    Mgmt          For                            For
       RESTATED CERTIFICATE OF INCORPORATION TO:
       ELIMINATE THE AUTHORIZED CLASS B COMMON
       STOCK, PAR VALUE OF $0.001 PER SHARE AND
       PROVISIONS RELATED THERETO

3      AMENDMENT TO THE COMPANY'S AMENDED AND                    Mgmt          For                            For
       RESTATED CERTIFICATE OF INCORPORATION TO:
       SET RANGE IN SIZE OF OUR BOARD OF
       DIRECTORS.

4      THE APPROVAL OF AN AMENDMENT TO THE                       Mgmt          For                            For
       COMPANY'S AMENDED AND RESTATED CERTIFICATE
       OF INCORPORATION TO: DECLASSIFY OUR BOARD
       OF DIRECTORS AND PROVIDE FOR ANNUAL
       ELECTION OF ALL DIRECTORS

5      THE APPROVAL OF AN AMENDMENT TO THE                       Mgmt          For                            For
       COMPANY'S AMENDED AND RESTATED CERTIFICATE
       OF INCORPORATION TO: DELETE VARIOUS
       PROVISIONS RELATED TO THE COMPANY'S FORMER
       "SPONSORS"

6      AMENDMENT TO THE COMPANY'S CERTIFICATE OF                 Mgmt          For                            For
       INCORPORATION TO: PERMIT STOCKHOLDERS TO
       TAKE ACTION BY WRITTEN CONSENT.

7      THE RATIFICATION OF THE APPOINTMENT OF                    Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
       AUDITORS FOR THE COMPANY'S 2013 FISCAL YEAR

8      THE APPROVAL, BY NON-BINDING VOTE, OF THE                 Mgmt          For                            For
       COMPENSATION PAID TO THE COMPANY'S NAMED
       EXECUTIVE OFFICERS IN 2012, AS DISCLOSED IN
       THE ACCOMPANYING PROXY MATERIALS




--------------------------------------------------------------------------------------------------------------------------
 SEMGROUP CORPORATION                                                                        Agenda Number:  933795897
--------------------------------------------------------------------------------------------------------------------------
        Security:  81663A105
    Meeting Type:  Annual
    Meeting Date:  22-May-2013
          Ticker:  SEMG
            ISIN:  US81663A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RONALD A. BALLSCHMIEDE                                    Mgmt          For                            For
       SARAH M. BARPOULIS                                        Mgmt          For                            For
       JOHN F. CHLEBOWSKI                                        Mgmt          For                            For
       KARL F. KURZ                                              Mgmt          For                            For
       JAMES H. LYTAL                                            Mgmt          For                            For
       THOMAS R. MCDANIEL                                        Mgmt          For                            For
       NORMAN J. SZYDLOWSKI                                      Mgmt          For                            For

2.     TO APPROVE, ON A NON-BINDING ADVISORY                     Mgmt          For                            For
       BASIS, THE COMPENSATION OF THE COMPANY'S
       NAMED EXECUTIVE OFFICERS.

3.     TO APPROVE THE SEMGROUP EMPLOYEE STOCK                    Mgmt          For                            For
       PURCHASE PLAN.

4.     RATIFICATION OF BDO USA, LLP AS INDEPENDENT               Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Boston Income Portfolio
By (Signature)       /s/ Michael W. Weilheimer
Name                 Michael W. Weilheimer
Title                President
Date                 08/15/2013